Financial Instruments and Risk Management - Maturity (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	$ 364,507
Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	144,694
1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	121,588
Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	98,225
Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	37,376
Accounts payable | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	37,376
Reclamation and mine closure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	86,202
Reclamation and mine closure | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	72
Reclamation and mine closure | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	419
Reclamation and mine closure | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	85,711
Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	141,918
Leases | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	21,517
Leases | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	107,887
Leases | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	12,514
Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	7,093
Other liabilities | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	2,013
Other liabilities | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	5,080
Contractual obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	91,918
Contractual obligations | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	83,716
Contractual obligations | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities and commitments	$ 8,202